Document and Entity Information - USD ($)	12 Months Ended
	Apr. 30, 2015	Jun. 15, 2015	Oct. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	J M SMUCKER Co
Entity Central Index Key	0000091419
Document Type	10-K
Document Period End Date	Apr. 30, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 9,803,675,128
Entity Common Stock, Shares Outstanding		119,666,585